Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 1,468,511	$ 2,991,563
Restricted cash		1,684,250	1,723,937
Accounts receivable, net		18,785,714	21,487,053
Notes receivable			28,169
Loan receivable, net		1,167,065	1,037,304
Prepayments, deposits and other current assets, net		18,526,903	2,434,714
Total Current Assets		43,230,927	31,067,719
Property and equipment, net		6,133,314	5,902,949
Intangible assets, net		40,052,910	35,032,450
Prepayments, deposits and other assets		46,275,401	76,274,752
Long term investments		11,221,989	11,272,965
Goodwill		22,782,354	15,031,608
Right-of-use assets-operating lease		457,292	357,007
Deferred tax assets		1,105,443	1,019,173
Total Assets		171,259,630	175,958,623
CURRENT LIABILITIES:
Bank loans		2,752,092	3,943,718
Accounts payable		19,706,379	18,567,993
Convertible notes		5,584,422	5,020,633
Deferred revenue		1,987,674	2,175,896
Loan from third parties		562,301	552,108
Accrued expenses and other current liabilities		1,873,676	1,086,194
Taxes payable		169,370	180,442
Operating lease liabilities -current		352,167	260,728
Total Current Liabilities		33,027,364	31,827,920
Operating lease liabilities -non-current		139,820	109,956
Deferred tax liabilities		1,992,457
Total Liabilities		35,159,641	31,937,876
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional Paid-in Capital		251,550,068	243,197,192
Subscription receivable		(40,000,000)	(40,500,000)
Accumulated deficit		(190,039,695)	(168,679,873)
Accumulated other comprehensive loss		(6,217,998)	(5,062,516)
Total X3 Holdings Co., Ltd.’s Shareholders’ Equity		125,452,116	132,838,032
Non-controlling interest		10,647,873	11,182,715
Total Equity		136,099,989	144,020,747
Total Liabilities and Equity		171,259,630	175,958,623
Related Party
CURRENT ASSETS:
Due from related parties, net		1,598,484	1,364,979
CURRENT LIABILITIES:
Due to related party		39,283	40,208
Class A Common Shares
EQUITY:
Common shares value	[1]	110,062,180	103,785,668
Class B Common Shares
EQUITY:
Common shares value	[1]	$ 97,561	$ 97,561

[1]	Retroactively restated for one-for-twenty reverse split with effective date of November 22, 2024.